[DESCRIPTION]  LEGAL OPINION
			February 24, 1997


American National Income Fund, Inc.
One Moody Plaza
Galveston, Texas 77550

				Re:  Registration No. 2-35602

Gentlemen:

Referring to the 910,789 shares of Common Stock, $1.00 par value, of American National Income Fund, Inc. (the "Company") sold during its period ended December 31, 1996, in reliance upon registration of an indefinite number of shares pursuant to Rule 24f-2 under the Invest-ment Company Act of 1940, as amended, in connection with which the company is filing its Rule 24f-2 Notice, we have examined the Company's Articles of Incorporation, its corporate records in connection with the issuance of said shares, the Company's Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, related prospectuses and its Notification of Election Under Rule 24f-1. On the basis of such examination, we are of the opinion that:

1. The Company is a corporation duly organized and existing under the laws of the State of Maryland.

2. The 910,789 shares of Common Stock sold in reliance upon the registration of an indefinite number of shares pursuant to Rule 24f-2 have been duly and legally authorized, and are validly issued, fully paid and non-assessable.

					Yours very truly,

					GREER, HERZ & ADAMS, L.L.P.



					JERRY L. ADAMS